Note 8 - Premises and Equipment - Components of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Premises and equipment	$ 6,140	$ 5,452
Accumulated depreciation	(3,207)	(2,677)
Premises and equipment, net	2,933	2,775
Land and Land Improvements [Member]
Premises and equipment	292	292
Building [Member]
Premises and equipment	1,581	1,619
Leasehold Improvements [Member]
Premises and equipment	699	649
Furniture and Fixtures [Member]
Premises and equipment	$ 3,568	$ 2,892